Share-based Compensation - Share option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Number of Options, Outstanding, Beginning Balance	21,426,000	24,097,223	41,475,503
Number of Options, Forfeited and expired	(2,715,000)	(2,671,223)	(17,378,280)
Number of Options, Outstanding, Ending Balance	18,711,000	21,426,000	24,097,223	41,475,503
Number of Options, Exercisable	18,711,000
Number of Options, Vested and expected to vest	18,711,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.37	$ 0.38	$ 0.4
Weighted Average Exercise Price, Granted		0
Weighted Average Exercise Price, Forfeited and expired	0.26	0.45	0.42
Weighted Average Exercise Price, Outstanding, Ending Balance	0.38	$ 0.37	$ 0.38	$ 0.4
Weighted Average Exercise Price, Exercisable	0.38
Weighted Average Exercise Price, Vested and expected to vest	$ 0.38
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	3 years 7 months 6 days	4 years 7 months 6 days	5 years 1 month 6 days	4 years 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable	3 years 7 months 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	3 years 7 months 6 days